Annual Fund Operating Expenses	May 01, 2026
Nuveen Enhanced Yield U.S. Aggregate Bond ETF | Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.16%	[1]
Nuveen ESG U.S. Aggregate Bond ETF | Nuveen ESG U.S. Aggregate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%	[1]
Nuveen Growth Opportunities ETF | Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.50%	[1]
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF | Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.14%	[1]

[1]	Restated to reflect a reduction in the Fund’s contractual management fee effective May 1, 2026.